Supplemental guarantor information	6 Months Ended
Jun. 30, 2025
Supplemental Guarantor Information [Line Items]
Supplemental guarantor information

Note 17

Supplemental guarantor information
In

2015,

the

Personal

&

Corporate

Banking

and

Wealth

Management

businesses

booked

in

Switzerland

were
transferred from UBS AG

to UBS

Switzerland AG through

an asset

transfer in accordance

with the

Swiss Merger
Act. Under the

terms of the

asset transfer agreement,

UBS Switzerland AG

assumed joint liability

for contractual
obligations of UBS AG existing

on the asset transfer

date, including the full

and unconditional guarantee

of certain
SEC-registered debt

securities

issued by

UBS AG. The

joint liability

of UBS

Switzerland

AG for

contractual obligations
of UBS AG

increased in

the first

half of

2025 by

USD
0.1
bn to

USD
2.7
bn as

of 30 June

2025. The

increase reflected
foreign currency effects, partly offset by contractual

maturities and fair value movements.

UBS AG, together

with UBS Group

AG, has

fully and unconditionally guaranteed

the outstanding SEC-registered
debt securities

of Credit

Suisse (USA),

LLC, which

as of

30 June 2025

consisted of

a single

outstanding issuance
with a balance

of USD
742
m maturing

in July 2032.

Credit Suisse

(USA), LLC is

an indirect,

wholly owned

subsidiary
of UBS AG. UBS AG assumed Credit Suisse AG’s

obligations under the guarantee as of 31 May

2024 (i.e. the date
of the merger). In accordance

with the guarantee, if Credit

Suisse (USA), LLC fails to

make a timely payment under
the agreements

governing such

debt securities,

the holders

of the

debt securities

may demand

payment from

either
UBS Group AG or UBS AG, without first proceeding

against Credit Suisse (USA), LLC.